EQUITY - Rollforward of Shares and Share Capital (Details) - EUR (€) € in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 27, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Equity attributable to owners of parent	€ 871		€ 6,461	€ 871	€ 1,187
Shares utilised for share-based payments			11	29	25
Cancellation of CCE shares				0
Issuance of CCEP shares in consideration for CCIP and CCEG				8,469
Group reconstruction transaction				0
Equity attributable to owners of parent		€ 6,461	€ 6,685	€ 6,461	871
Share Capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	227,000,000		483,000,000	227,000,000
Equity attributable to owners of parent	€ 3		€ 5	€ 3	3
Shares utilised for share-based payments (in shares)	908,456	752,525	1,510,032
Shares utilised for share-based payments			€ 0
Cancellation of CCE shares (in shares)				(228,000,000)
Cancellation of CCE shares				€ (3)
Issuance of CCEP shares in consideration for CCIP and CCEG (in shares)				254,000,000
Issuance of CCEP shares in consideration for CCIP and CCEG				€ 3
Group reconstruction transaction (in shares)				228,000,000
Group reconstruction transaction				€ 2
Equity attributable to owners of parent		€ 5	€ 5	€ 5	€ 3
Ending balance (in shares)		483,000,000	485,000,000	483,000,000	227,000,000
Pre-Merger Share-based Compensation
Disclosure of classes of share capital [line items]
Shares utilised for share-based payments				€ 9
Pre-Merger Share-based Compensation | Share Capital
Disclosure of classes of share capital [line items]
Shares utilised for share-based payments (in shares)				1,000,000
Shares utilised for share-based payments				€ 0
Post-Merger Share-based Compensation
Disclosure of classes of share capital [line items]
Shares utilised for share-based payments				€ 9
Post-Merger Share-based Compensation | Share Capital
Disclosure of classes of share capital [line items]
Shares utilised for share-based payments (in shares)				1,000,000
Shares utilised for share-based payments				€ 0